Account Payables and Accrued Expenses - Movement of contract liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Account Payables and Accrued Expenses
Balance, beginning of the year	$ 4,637	$ 6,446
Considerations received	2,329	4,949
Reclassification to profit or loss upon satisfaction of performance obligations	(1,715)	(6,758)
Write-off	(2,600)	0
Other adjustments	116	0
Balance, end of the year	$ 2,767	$ 4,637